AMENDMENTS TO THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Amendments To Consolidated Financial Statements [Abstract]
AMENDMENTS TO THE CONSOLIDATED FINANCIAL STATEMENTS

26. AMENDMENTS TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company has made amendments to notes 8, 14 and 16 in the consolidated financial statements to include certain disclosures regarding the recast of certain 2018 figures. There are no other impacts to the consolidated financial statements.